Condensed financial information of the parent company - Condensed Statement of Cash Flows (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Statements
Net cash generated from operating activities	¥ 708,142	$ 102,670,000	¥ 226,778		¥ 536,118
Net cash used in investing activities	(1,023,997)	(148,465,000)	(1,714,287)		(261,487)
Net cash generated from/(used in) financing activities	(78,454)	(11,374,000)	1,563,397		654,571
Net increase/(decrease) in cash and cash equivalents	(352,214)	(51,066,000)	33,094		922,968
Cash and cash equivalents at beginning of year	1,296,924
Cash and cash equivalents at end of year	948,773	137,559,000	1,296,924
Parent Company
Statements
Operating activities with external parties	(5,559)		23,705
Net cash generated from operating activities	(5,559)		23,705
Investments in subsidiaries			(1,048,953)		(58,473)
Loans to subsidiaries	(31,394)		(1,300,477)
Investing activities with external parties	920
Net cash used in investing activities	(30,474)		(2,349,430)		(58,473)
Financing activities with external parties	(19,734)		1,679,515		733,569
Net cash generated from/(used in) financing activities	(19,734)		1,679,515		733,569
Effect of foreign exchange rate changes on cash and cash equivalents	2,078		(17,475)		(1,438)
Net increase/(decrease) in cash and cash equivalents	(53,689)		(663,685)		673,658
Cash and cash equivalents at beginning of year	59,079		722,764		49,106
Cash and cash equivalents at end of year	5,390		59,079		722,764
Variable Interest Entities
Statements
Net cash used in investing activities | $		$ 0		$ 0		$ 0
Cash and cash equivalents at beginning of year	606
Cash and cash equivalents at end of year	90		606
Variable Interest Entity Primary Beneficiary Excluding Intra Group [Member]
Statements
Operating activities with external parties	(8,616)		(73,720)		(85,138)
Variable Interest Entity Primary Beneficiary Intra Group [Member]
Statements
Net cash generated from operating activities	(516)		(3,975)		1,784
Net increase/(decrease) in cash and cash equivalents	¥ (516)		¥ (3,975)		¥ 1,784